Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Components of Lease Cost
The following table provides the components of lease cost recognized in the condensed consolidated statement of operations and comprehensive income for the three and six months ended June 30, 2021 and 2020:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
Lease Cost	2021	2020	2021	2020

	(dollars in thousands)
Operating lease cost	1,695	1,548	3,267	2,543
Finance lease cost:
Amortization of lease assets	1,797	1,336	3,367	2,192
Interest on lease liabilities	958	612	1,737	1,019

Finance lease cost	2,755	1,948	5,104	3,211
Variable lease cost	215	189	610	282

Total lease cost	$4,665	$3,685	$8,981	$6,036

The following table provides the components of lease cost recognized in the consolidated statement of operations and comprehensive income for the year ended December 31, 2020 and 2019.

	Year Ended December 31,
Lease Cost	2020	2019
Operating lease cost	5,700	5,542
Finance lease cost:
Amortization of lease assets	4,956	1,984
Interest on lease liabilities	2,133	960

Finance lease cost	7,089	2,944
Variable lease cost	222	192

Total lease cost	$13,010	$8,678

Schedule of Weighted Average Discount Rate and Remaining Lease Term
Weighted average discount rate and remaining lease term for the six months ended June 30, 2021 are as follows:

	Finance lease	Operating lease
Weighted average discount rate	8.36%	8.66%
Weighted average remaining lease term (in years)	8.03	7.48

Other information related to operating and finance leases as of and for the year ended December 31, 2020 are as follows:

	Finance Lease	Operating Lease
Weighted average discount rate	8.36%	8.64%
Weighted average remaining lease term (in years)	8.51	7.49

Schedule of Maturity of Contractual Undiscounted Lease Liabilities
The maturity of the contractual undiscounted lease liabilities as of June 30, 2021 is as follows:

	Finance leases	Operating leases

	(dollars in thousands)
Remainder of 2021	$4,117	$3,141
2022	8,086	6,191
2023	7,691	6,005
2024	7,188	5,644
2025	6,821	5,597
Thereafter	28,166	18,577

Total undiscounted lease liabilities	62,069	45,155
Interest on lease liabilities	(17,652)	(12,191)

Total present value of minimum lease payments	44,417	32,964
Lease liability - current portion	(4,723)	(3,583)

Lease liability	$39,694	$29,381

The maturity of the contractual undiscounted lease liabilities as of December 31, 2020 is as follows:

Year Ended December 31,	Finance Lease	Operating Lease

	(dollars in thousands)
2021	$6,964	$5,480
2022	6,642	5,405
2023	6,257	5,276
2024	5,787	4,921
2025	5,588	4,843
Thereafter	24,669	14,225

Total undiscounted lease liabilities	55,907	40,150
Interest on lease liabilities	(16,972)	(10,545)

Total present value of minimum lease payments	38,935	29,605
Lease liability—current portion	3,877	3,154

Lease liability	$35,058	$26,450